INCOME TAXES (Schedule Of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Net operating loss carryforward	$ 35,839		$ 44,440
Tax credits	8,234		6,079
Share-based compensation costs			248
Capital losses carryforward	18,783	[1]	20,087	[1]
Bad debt reserve	557		868
Deferred revenues	1,383		2,278
Accrued Warranty Reserve	1,117		65
Inventory Reserve	1,207		821
Intangible Assets - Patents	981		1,132
Other Temporary Differences	3,816		3,121
Total deferred tax assets before valuation allowance	71,917		79,139
Valuation allowance	(44,777)		(51,561)
Total deferred tax asset	27,140		27,578
Intangible assets acquired	(5,820)		(5,142)
Total deferred tax liability	(5,820)		(5,142)
Net deferred tax asset	$ 21,320	[2]	$ 22,436	[2]

[1]	The Company has capital loss carryforwards resulting mainly from the difference between the reporting currency and the tax basis of the investments in Marketable securities.
[2]	Net deferred tax asset (liability) is recorded in the following balance sheet line items: